Financial instruments by category (Details Textual) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Financial instruments by categorys [Line Items]
Cash on hand	$ 21,000	$ 12,000	$ 10,000
Financial liabilities, at fair value	$ 425,118,000	$ 346,180,000
Borrowings, interest rate	6.50%	7.50%
Financial liabilities [Member]
Disclosure of Financial instruments by categorys [Line Items]
Borrowings, interest rate	6.90%	7.60%